Fair Value (Unobservable Input Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Securitization Entities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	$ (13)	$ (28)
Total realized/unrealized gains (losses) included in net income (loss)	0	(1)	$ (2)
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	2	16
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(11)	(13)	(28)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	(1)	(2)
Net Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(24)	8	(29)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	6	36
Total realized/unrealized gains (losses) included in net income (loss)	(27)	1	(35)
Total realized/unrealized gains (losses) included in AOCI	(2)	40	(44)
Purchases	3	111
Sales	0	0
Issuances	0	(159)
Settlements	(3)	(23)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(23)	6	36
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(24)	8	(29)
Net Embedded Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	461	(115)	115
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(67)	48
Total realized/unrealized gains (losses) included in net income (loss)	447	(144)	102
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	(194)	29
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	186	(67)	48
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	461	(115)	115
Residential mortgage loans — FVO
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	308	338
Total realized/unrealized gains (losses) included in net income (loss)	20	20	1
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	136	124
Sales	(121)	(120)
Issuances	0	0
Settlements	(29)	(54)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	314	308	338
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	20	20	1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	20	20	1
Long-term Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	(35)	(43)
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	0	0
Sales	0	0
Issuances	(38)	(30)
Settlements	37	20
Transfers into Level 3	0	0
Transfers out of Level 3	0	18
Balance at December 31,	(36)	(35)	(43)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Corporate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	8,528	8,467
Total realized/unrealized gains (losses) included in net income (loss)	38	(5)	(56)
Total realized/unrealized gains (losses) included in AOCI	(399)	218	(33)
Purchases	1,546	1,763
Sales	(1,018)	(1,154)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	635	206
Transfers out of Level 3	(1,048)	(967)
Balance at December 31,	8,282	8,528	8,467
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	7	(4)	(39)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	7	(4)	(39)
U.S. Treasury and agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	62
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	(3)
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(62)
Balance at December 31,	0	0	62
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Structured
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	5,570	5,469
Total realized/unrealized gains (losses) included in net income (loss)	101	12	31
Total realized/unrealized gains (losses) included in AOCI	(67)	103	115
Purchases	1,393	2,740
Sales	(1,205)	(1,306)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	32	84
Transfers out of Level 3	(1,408)	(1,532)
Balance at December 31,	4,416	5,570	5,469
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	102	42	31
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	102	42	31
State and political subdivision
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	0
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	33	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	33	0	0
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Foreign government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	202	274
Total realized/unrealized gains (losses) included in net income (loss)	1	(49)	6
Total realized/unrealized gains (losses) included in AOCI	(1)	22	(45)
Purchases	120	0
Sales	(1)	(115)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	70
Transfers out of Level 3	(46)	0
Balance at December 31,	275	202	274
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	1	1	4
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	1	1	4
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	215	328
Total realized/unrealized gains (losses) included in net income (loss)	12	7	(10)
Total realized/unrealized gains (losses) included in AOCI	(53)	2	79
Purchases	127	19
Sales	(61)	(59)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	88	0
Transfers out of Level 3	0	(82)
Balance at December 31,	328	215	328
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	(5)	(17)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	(5)	(17)
Trading and FVO Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	31	26
Total realized/unrealized gains (losses) included in net income (loss)	(1)	0	11
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	0	5
Sales	(1)	(8)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	13
Transfers out of Level 3	0	(5)
Balance at December 31,	29	31	26
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	5
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	5
Short-term Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	230	175
Total realized/unrealized gains (losses) included in net income (loss)	0	(1)	(23)
Total realized/unrealized gains (losses) included in AOCI	0	0	19
Purchases	200	230
Sales	0	(156)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(230)	(18)
Balance at December 31,	200	230	175
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	1
Separate Account Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	1,615	1,209
Total realized/unrealized gains (losses) included in net income (loss)	15	102	42
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	348	527
Sales	(344)	(376)
Issuances	98	81
Settlements	(60)	(28)
Transfers into Level 3	1	144
Transfers out of Level 3	(153)	(44)
Balance at December 31,	1,520	1,615	1,209
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	$ 0	$ 0	$ 0